Cash and cash equivalents	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Cash and cash equivalents

3.Cash and cash equivalents

For the purposes of the cash flow statement, cash and cash equivalents comprise the following balances with original term to maturity of 90 days or less:

	December 31,	December 31,
	2019	2018
Cash	$2,670,877	$2,443,938
Cash equivalent	8,424,971	16,482,995
	$11,095,848	$18,926,933